Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents		$ 26,634,332	$ 7,027,964
Accounts receivable		433,002	439,910
Loan receivable			26,500,000
Advances to suppliers, net		231,230	715,582
Inventories, net		432,955	1,534,830
Other current assets		259,170	148,360
Total Current Assets		27,990,689	36,366,646
Non-Current Assets:
Property and equipment, net		279,518	300,966
Right-of-use lease assets,		19,833	751,422
Security deposit			43,843
Total Non-Current Assets		299,351	1,096,231
TOTAL ASSETS		28,290,040	37,462,877
Current Liabilities:
Short-term loan		47,054
Accounts payable		1,659,501	5,687,926
Contract liabilities		1,153,717	5,330,491
Lease liabilities		19,068	272,148
Accrued expenses and other current liabilities		928,072	1,697,291
Total Current Liabilities		3,807,412	12,987,856
Non-Current Liabilities:
Due to related parties		6,442,729	7,027,364
Long-term loan	[1]	414,072
Lease liabilities			545,879
Total Non-Current Liabilities		6,856,801	7,573,243
TOTAL LIABILITIES		10,664,213	20,561,099
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited shares authorized; 32,968,755 and 25,000,000 shares issued and outst anding as of December 31, 2021 and December 31, 2020, respectively
Additional paid-in capital		23,385,695	21,977,682
Accumulated deficit		(6,009,313)	(4,927,367)
Accumulated other comprehensive income (loss)		253,736	(148,537)
Equity attributable to owners of the Company		17,630,118	16,901,778
Non-controlling interests		(4,291)
TOTAL STOCKHOLDERS’ EQUITY		17,625,827	16,901,778
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 28,290,040	$ 37,462,877

[1]	On September 16, 2021, Wunong Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Wunong Shenzhen.